Goodwill - Additional Information (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Feb. 29, 2020 CNY (¥) Segment	Feb. 29, 2020 USD ($) Segment	Feb. 28, 2019 CNY (¥)	Feb. 28, 2018 CNY (¥)
Goodwill And Intangible Assets Disclosure [Abstract]
Goodwill impairment	¥ 114,612	$ 16,395	¥ 557	¥ 0
Number of reporting units	2	2
Terminal value growth rate	3.00%	3.00%
Utilized percentage of WACC	17.00%	17.00%